Investments - Schedule of Changes in Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Investments [Line Items]
Opening balance	R$ 1,335	R$ 2,734	R$ 2,591
Share of profit of a joint venture	(58)	(58)
Effect from conversion	201	201
Ending balance	1,335	2,734	2,591
Cresca [Member]
Schedule of Changes in Investments [Line Items]
Opening balance	79	1,478	1,335
Share of profit of a joint venture	(1,424)	(58)
Effect from conversion	25	201
Ending balance	79	1,478	1,335
Agrofy [Member]
Schedule of Changes in Investments [Line Items]
Opening balance	1,256	1,256	1,256
Share of profit of a joint venture
Effect from conversion
Ending balance	R$ 1,256	R$ 1,256	R$ 1,256